THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

June 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 97.9%
	Shares	Value
COMMUNICATION SERVICES — 11.0%
Netflix Inc.*	1,205,801	$86,094,191
Reddit Inc., Cl A*	352,124	61,121,684
Spotify Technology SA*	151,582	69,595,844
		216,811,719

CONSUMER DISCRETIONARY — 4.0%
Amazon.com Inc.*	160,367	38,221,871
Tesla Inc.*	98,007	41,221,744
		79,443,615

FINANCIALS — 11.3%
Blackstone Inc.	298,227	35,092,371
MSCI Inc., Cl A (A)	139,715	78,245,989
S&P Global Inc.	29,835	12,150,602
Visa Inc., Cl A	280,527	96,246,008
		221,734,970

HEALTH CARE — 11.5%
Eli Lilly & Co.	78,389	94,022,118
Intuitive Surgical Inc.*	197,687	78,616,166
Vertex Pharmaceuticals Inc.*	107,873	53,583,756
		226,222,040

INDUSTRIAL — 10.8%
Axon Enterprise Inc.*	244,119	136,855,552
TransDigm Group Inc.	57,423	76,489,733
		213,345,285

INFORMATION TECHNOLOGY — 47.3%
Amphenol Corp., Cl A	684,188	120,636,028
ASML Holding NV	91,441	181,916,383
Broadcom Inc.	410,149	154,933,785

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

June 30, 2026 (Unaudited)

COMMON STOCK†† — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Fair Isaac Corp.*	71,532	$85,465,003
NVIDIA Corp.	878,396	175,758,256
Shopify Inc., Cl A*	805,049	91,920,495
Synopsys Inc.*	272,931	121,746,331
		932,376,281

MATERIALS — 2.0%
Linde PLC	75,965	39,421,277

TOTAL COMMON STOCK
(Cost $1,106,111,435)		1,929,355,187

SHORT-TERM INVESTMENTS — 2.0%
Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 3.530% (B)	31,783,252	31,783,252
Mount Vernon Liquid Assets Portfolio, LLC, 3.710% (B)(C)	7,279,470	7,279,470

TOTAL SHORT-TERM INVESTMENTS
(Cost $39,062,722)		39,062,722

TOTAL INVESTMENTS — 99.9%
(Cost $1,145,174,157)		$1,968,417,909

Percentages are based on Net Assets of $1,969,994,107.

†† More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at June 30, 2026. The total market value of securities on loan at June 30, 2026 was $7,152,271.

(B) The rate reported is the 7-day effective yield as of June 30, 2026.

(C) This security was purchased with cash collateral held from securities on loan.

THE ADVISORS’ INNER CIRCLE FUND

EDGEWOOD GROWTH FUND

June 30, 2026 (Unaudited)

Cl — Class

LLC — Limited Liability Company

PLC — Public Limited Company

EMC-QH-001-4200

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